BUSINESS SEGMENT INFORMATION (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue	$ 2,269	$ 125,570	$ 133,202	$ 96,584
Operating Segment [Member]
Revenue	2,269	125,570	133,202	96,584
Operating Segment [Member] | Malaysia [Member]
Revenue	44	450	4,782	34,024
Operating Segment [Member] | United States [Member]
Revenue	$ 2,225	$ 125,120	$ 128,420	$ 62,560